Segment, Geographic and Other Revenue Information - Footnotes (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Apr. 03, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	[1]		$ 52,824		$ 48,851		$ 49,605
Net income (loss)	[1]		7,215	[2]	6,960		9,135
Write-down of HIS net assets to fair value less estimated costs to sell	[3]		1,712	[4]	0	[4]	0
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[5]		0		0		0
Restructuring charges and implementation costs			1,500		584		598
Certain asset impairments			1,400		787		440
Other legal matters, net			494		968		999
Alignment costs			261		282		168
Other charges			509		332		165
Settlements of pension obligations related to terminated employees					491
Branded prescription drug fee							215
Segment Reconciling Items [Member] | Merck KGaA [Member]
Segment Reporting Information [Line Items]
Upfront payments and milestone payments							1,200
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			52,824		48,851		49,406
Venezuela [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Foreign currency loss and inventory impairment					878
HIS [Member]
Segment Reporting Information [Line Items]
Write-down of HIS net assets to fair value less estimated costs to sell			1,700
Scenario, Adjustment [Member] | Pfizer's Global Product Development [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Costs		$ 76			318		271
Essential Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[6]		23,627		22,094		25,401
Essential Health Business [Member] | Essential Health Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[7]		$ 23,627		22,094		25,600
Essential Health Business [Member] | Essential Health Segment [Member] | Scenario, Adjustment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Costs					274		281
Revenues					506		253
Net income (loss)					$ 96		$ 69

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Amounts may not add due to rounding.
[4]	In 2016, represents a charge related to the write-down of the HIS net assets to fair value less estimated costs to sell. See Note 2B for additional information.
[5]	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.
[6]	On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.
[7]	The EH business, previously known as the Established Products business, encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Infusion Systems (through February 2, 2017), Biosimilars and Pfizer CentreOne and includes all legacy Hospira commercial operations. Hospira's commercial operations, including the legacy Hospira One-2-One sterile injectables contract manufacturing business, are included in EH’s operating results in our consolidated statements of income, commencing from the acquisition date of September 3, 2015. Therefore, in accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. Also, effective as of the beginning of 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) legacy Hospira's One-2-One sterile injectables contract manufacturing operation. We have reclassified prior period PCS revenues ($506 million in 2015 and $253 million in 2014) to conform to the current period presentation as part of EH.